UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21865

                               Nakoma Mutual Funds
               (Exact name of registrant as specified in charter)

                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                                -----------------
               (Address of principal executive offices)(zip code)

                                 Daniel Pickett
                         Nakoma Capital Management, LLC
                          525 Junction Road, Suite 8600
                                Madison, WI 53717
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (608) 831-8814
                                                            -------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: February 29, 2008
                                             -----------------

Item 1.  Schedule of Investments

Nakoma Absolute Return Fund
Schedule of Investments
February 29, 2008 (Unaudited)

Nakoma Absolute Return Fund
Schedule of Investments - As of February 29, 2008
(Unaudited)

                   Description                       Shares           Value
                   -----------                    -------------   -------------

COMMON STOCKS - 42.1%

Consumer Discretionary - 6.1%
   Hotels, Restaurants & Leisure - 2.1%
     International Game Technology                       65,580   $   2,960,937
                                                                  -------------
   Specialty Retail - 4.0%
     Gap, Inc.                                          122,100       2,462,757
     Guess?, Inc.                                        77,800       3,199,914
                                                                  -------------
                                                                      5,662,671
                                                                  -------------
                                                                      8,623,608
                                                                  -------------
Consumer Staples - 2.1%
   Food & Staples Retailing - 2.1%
     CVS Caremark Corp.                                  71,420       2,883,940
                                                                  -------------

Financials - 2.9%
   Capital Markets - 2.3%
     Affiliated Managers Group, Inc. (1)                 32,500       3,131,375
                                                                  -------------
   Diversified Financial Services - 0.6%
     Portfolio Recovery Associates, Inc. (1)             24,320         888,166
                                                                  -------------
                                                                      4,019,541
                                                                  -------------
Health Care - 13.2%
   Health Care Equipment & Supplies - 4.4%
    Hologic, Inc. (1)                                    65,840       3,970,810
    NuVasive, Inc. (1)                                   55,570       2,141,668
                                                                  -------------
                                                                      6,112,478
                                                                  -------------
   Health Care Provider & Services - 4.0%
    LHC Group, Inc. (1)                                  88,100       1,497,700
    Nighthawk Radiology Holdings, Inc. (1)               57,500         656,650
    UnitedHealth Group, Inc.                             74,890       3,480,887
                                                                  -------------
                                                                      5,635,237
                                                                  -------------
   Life Sciences Tools & Services - 3.1%
     Thermo Fisher Scientific, Inc. (1)                  78,940       4,415,114
                                                                  -------------
   Pharmaceuticals - 1.7%
     Alpharma, Inc., Class A (1)                         96,100       2,419,798
                                                                  -------------
                                                                     18,582,627
                                                                  -------------
Industrials - 2.3%
   Aerospace & Defense - 2.3%
     Taser International, Inc. (1)                      292,110       3,292,080
                                                                  -------------

Information Technology - 13.0%
   Communications Equipment - 2.3%
     Corning, Inc.                                      135,490       3,147,433
                                                                  -------------
   IT Services - 2.1%
     Alliance Data Systems Corp. (1)                     59,020       2,988,183
                                                                  -------------
   Semiconductors & Semiconductor Equipment - 4.5%
     Intel Corp.                                        125,000       2,493,750
     MEMC Electronic Materials, Inc. (1)                 49,650       3,787,302
                                                                  -------------
                                                                      6,281,052
                                                                  -------------
   Software - 4.1%
     Activision, Inc. (1)                               118,400       3,226,400
     Amdocs Ltd. (1)                                     82,280       2,550,680
                                                                  -------------
                                                                      5,777,080
                                                                  -------------
                                                                     18,193,748
                                                                  -------------

Telecommunication Services - 2.5%
   Diversified Telecommunication - 2.5%
     AT&T, Inc.                                          99,050       3,449,911
                                                                  -------------

TOTAL COMMON STOCKS
  (Cost $61,582,120)                                                 59,045,455
                                                                  -------------


EXCHANGE TRADED FUNDS - 1.0%
   UltraShort MSCI Emerging Markets ProShares            17,900       1,394,947
                                                                  -------------

Total Exchange Traded Funds
  (Cost $1,529,507)                                                   1,394,947
                                                                  -------------

SHORT-TERM INVESTMENTS - 53.7%
   UMB Bank Money Market
   Fiduciary, 1.430% (2) (3)                         75,313,989      75,313,989
                                                                  -------------

Total Short-Term Investments
  (Cost $75,313,989)                                                 75,313,989
                                                                  -------------


Total Investments - 96.8%
  (Cost $138,425,616)                                               135,754,391
                                                                  -------------
Other Assets and Liabilities - 3.2%                                   4,486,839
                                                                  -------------
Total Net Assets - 100.0%                                         $ 140,241,230
                                                                  =============

SCHEDULE OF SECURITIES SOLD SHORT


                   Description                       Shares           Value
                   -----------                    -------------   -------------

COMMON STOCKS SOLD SHORT

Consumer Discretionary
   Automobiles
     Harley-Davidson, Inc.                               31,700   $   1,177,972
     Winnebago Industries, Inc.                          68,396       1,372,708
                                                                  -------------
                                                                      2,550,680
                                                                  -------------
   Hotels, Restaurants & Leisure
     CBRL Group, Inc.                                    25,130         915,235
     Dover Downs Gaming & Entertainment, Inc.            84,010         766,171
     Starbucks Corp. (1)                                 51,770         930,307
     Tim Hortons, Inc.                                   38,500       1,354,045
                                                                  -------------
                                                                      3,965,758
                                                                  -------------
   Household Durables
     Centex Corp.                                        69,330       1,538,433
     Ethan Allen Interiors, Inc.                         67,630       1,842,241
     Mohawk Industries, Inc. (1)                         31,980       2,283,692
                                                                  -------------
                                                                      5,664,366
                                                                  -------------
   Multiline Retail
     Sears Holdings Corp. (1)                            21,800       2,084,516
                                                                  -------------
   Specialty Retail
     Cabela's, Inc. (1)                                  69,760         945,248
     Sherwin Williams Co.                                25,910       1,341,620
                                                                  -------------
                                                                      2,286,868
                                                                  -------------
   Textiles, Apparel & Luxury Goods
     Luxottica Group S.p.A. - ADR                        50,600       1,391,500
                                                                  -------------
                                                                     17,943,688
                                                                  -------------
Energy
   Energy Equipment & Services
     ENSCO International, Inc.                           36,300       2,172,192
     Noble Corp.                                         46,300       2,275,645
                                                                  -------------
                                                                      4,447,837
                                                                  -------------
   Oil, Gas & Consumable Fuels
     ConocoPhillips                                      25,900       2,142,189
                                                                  -------------
                                                                      6,590,026
                                                                  -------------
Financials
   Commercial Banks
     SVB Financial Group (1)                             29,200       1,322,760
                                                                  -------------
   Thrifts & Mortgage Finance
     FirstFed Financial Corp. (1)                         6,200         193,750
                                                                  -------------
                                                                      1,516,510
                                                                  -------------
Health Care
   Health Care Equipment & Supplies
     IDEXX Laboratories, Inc. (1)                        17,500         970,725
                                                                  -------------
   Health Care Technology
     Eclipsys Corp. (1)                                  51,800       1,105,930
                                                                  -------------
                                                                      2,076,655
                                                                  -------------
Industrials
   Commercial Services & Supplies
     ACCO Brands Corp. (1)                               38,990         540,791
                                                                  -------------
   Machinery
     Caterpillar, Inc.                                   29,000       2,097,570
                                                                  -------------
   Road & Rail
     Heartland Express, Inc.                            136,000       1,901,280
                                                                  -------------
                                                                      4,539,641
                                                                  -------------

Information Technology
   Communications Equipment
     ADTRAN, Inc.                                       115,200       2,121,984
     Nortel Networks Corp. (1)                           89,300         767,980
     Research In Motion Ltd. (1)                         22,000       2,283,600
                                                                  -------------
                                                                      5,173,564
                                                                  -------------
   Semiconductors & Semiconductor Equipment
     Applied Materials, Inc.                            121,340       2,326,088
     Lam Research Corp. (1)                              51,690       2,080,005
     Novellus Systems, Inc. (1)                          81,770       1,805,481
                                                                  -------------
                                                                      6,211,574
                                                                  -------------
                                                                     11,385,138
                                                                  -------------
Materials
     Metals & Mining
       AK Steel Holding Corp.                            52,100       2,741,502
                                                                  -------------

Telecommunication Services
     Wireless Telecommunication Services
       Sprint Nextel Corp.                               78,570         558,633
                                                                  -------------


Total Common Stocks Sold Short
  Proceeds $51,104,772                                               47,351,793
                                                                  -------------

EXCHANGE TRADED FUNDS SOLD SHORT

   Oil Service HOLDRs Trust                              14,800       2,609,388
   United States Oil Fund LP (1)                         37,500       3,015,750
                                                                  -------------

Total Exchange Traded Funds Sold Short
  Proceeds $5,386,043                                                 5,625,138
                                                                  -------------

TOTAL SECURITIES SOLD SHORT
  Proceeds $56,490,815                                            $  52,976,931
                                                                  =============

(1) - Non-income producing security.

(2) - Variable rate security; the coupon rate represents the rate at February 29, 2008.

(3) - As of the period ended February 29, 2008, 28,393,289 shares valued at $28,393,289 were held in a segregated account as collateral for securities sold short.

At February 29, 2008, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:
Cost of Investments                                               $ 138,591,441
Proceeds from Securities Sold Short                                 (56,478,480)
Gross unrealized appreciation                                         8,196,750
Gross unrealized depreciation                                        (7,532,251)
Net unrealized appreciation on investments                        $     664,499
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

a) The Registrant's principal executive and financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended February 29, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) Certification for the principal executive and financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

      Exhibit No.    Description of Exhibit
      -----------    ----------------------

      99.1           Certification of Principal Executive and Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Daniel Pickett
------------------------------
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
April 21, 2008